Operating segments (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Revenues	$ 313,568,164,000	$ 315,744,637,000	$ 346,243,761,000
Cost of sales	(210,166,444,000)	(166,051,558,000)	(179,326,913,000)
Cost Of Sales	210,166,444,000	166,051,558,000	179,326,913,000
Administrative and selling expenses	(31,753,694,000)	(23,253,248,000)	(25,183,782,000)
Administrative and selling expenses	31,753,694,000	23,253,248,000	25,183,782,000
Other Operating Income	237,706,231,000	111,837,412,000	66,235,117,000
Other Operating Income	(237,706,231,000)	(111,837,412,000)	(66,235,117,000)
Other Operating Expenses	(15,128,790,000)	(1,875,144,000)	(4,899,121,000)
Impairment Of Property, Plant And Equipment And Intangible Assets	43,994,536,000	(43,670,460,000)	(47,102,661,000)
Operating Income	338,220,003,000	192,731,639,000	155,966,401,000
Other (expenses) Income (4)	(192,259,133,000)	(133,321,366,000)	(159,896,343,000)
Net (loss) income (loss) for the segment	145,960,870,000	59,410,273,000	(3,929,942,000)
Share In The Net Income For The Segment	145,960,870,000	59,410,273,000	(3,929,942,000)
Electric Power Generation from Conventional Sources
Statement [Line Items]
Revenues	246,099,601,000	251,232,057,000	268,729,908,000
Cost of sales	(179,457,000,000)	(139,936,949,000)	(152,779,050,000)
Cost Of Sales	179,457,000,000	139,936,949,000	152,779,050,000
Administrative and selling expenses	(28,222,382,000)	(21,064,610,000)	(21,910,620,000)
Administrative and selling expenses	28,222,382,000	21,064,610,000	21,910,620,000
Other Operating Income	211,721,234,000	106,181,448,000	63,549,989,000
Other Operating Income	(211,721,234,000)	(106,181,448,000)	(63,549,989,000)
Other Operating Expenses	(10,959,900,000)	(1,850,316,000)	(4,963,256,000)
Impairment Of Property, Plant And Equipment And Intangible Assets	20,360,769,000	(18,592,606,000)	(47,102,661,000)
Operating Income	259,542,322,000	175,969,024,000	105,524,310,000
Other (expenses) Income (4)	(213,344,071,000)	(169,621,403,000)	(141,877,419,000)
Net (loss) income (loss) for the segment	46,198,251,000	6,347,621,000	(36,353,109,000)
Share In The Net Income For The Segment	46,198,251,000	6,347,621,000	(36,353,109,000)
Electric Power Generation from Renewable Resources
Statement [Line Items]
Revenues	55,226,719,000	56,866,766,000	68,826,723,000
Cost of sales	(19,409,265,000)	(20,199,641,000)	(20,495,496,000)
Cost Of Sales	19,409,265,000	20,199,641,000	20,495,496,000
Administrative and selling expenses	(1,921,495,000)	(2,188,638,000)	(3,273,162,000)
Administrative and selling expenses	1,921,495,000	2,188,638,000	3,273,162,000
Other Operating Income	10,829,622,000	5,518,119,000	2,564,834,000
Other Operating Income	(10,829,622,000)	(5,518,119,000)	(2,564,834,000)
Other Operating Expenses	(222,386,000)	(24,330,000)	64,134,000
Impairment Of Property, Plant And Equipment And Intangible Assets	23,633,767	(25,077,854,000)	0
Operating Income	68,136,962,000	14,894,422,000	47,687,033,000
Other (expenses) Income (4)	(54,477,772,000)	(921,919,000)	(13,296,431,000)
Net (loss) income (loss) for the segment	13,659,190,000	13,972,503,000	34,390,602,000
Share In The Net Income For The Segment	13,659,190,000	13,972,503,000	34,390,602,000
Natural Gas Transport and Distribution (1) (2)
Statement [Line Items]
Revenues	148,154,740,000	165,127,506,000	186,722,670,000
Cost of sales	(120,530,232,000)	(134,093,751,000)	(143,806,932,000)
Cost Of Sales	120,530,232,000	134,093,751,000	143,806,932,000
Administrative and selling expenses	(31,126,116,000)	(28,993,257,000)	(37,701,469,000)
Administrative and selling expenses	31,126,116,000	28,993,257,000	37,701,469,000
Other Operating Income	6,283,765,000	4,255,737,000	6,101,706,000
Other Operating Income	(6,283,765,000)	(4,255,737,000)	(6,101,706,000)
Other Operating Expenses	(1,775,586,000)	(1,467,013,000)	(1,411,710,000)
Impairment Of Property, Plant And Equipment And Intangible Assets	0	0	0
Operating Income	1,006,571,000	4,829,222,000	9,904,265,000
Other (expenses) Income (4)	13,599,809,000	(12,567,593,000)	(27,318,781,000)
Net (loss) income (loss) for the segment	14,606,380,000	(7,738,371,000)	(17,414,516,000)
Share In The Net Income For The Segment	6,683,668,000	903,303,000	(2,924,339,000)
Other
Statement [Line Items]
Revenues	4,568,538,000	5,457,369,000	10,621,840,000
Cost of sales	(4,952,119,000)	(4,597,277,000)	(9,064,087,000)
Cost Of Sales	4,952,119,000	4,597,277,000	9,064,087,000
Administrative and selling expenses	0	0	0
Administrative and selling expenses	0	0	0
Other Operating Income	134,338,000	137,845,000	120,297,000
Other Operating Income	(134,338,000)	(137,845,000)	(120,297,000)
Other Operating Expenses	(17,528,000)	(498,000)	0
Impairment Of Property, Plant And Equipment And Intangible Assets	0	0	0
Operating Income	(266,771,000)	997,439,000	1,678,050,000
Other (expenses) Income (4)	73,033,788,000	37,179,395,000	(1,073,788,000)
Net (loss) income (loss) for the segment	72,767,017,000	38,176,834,000	604,262,000
Share In The Net Income For The Segment	72,795,960,000	38,186,846,000	956,904,000
Adjustments and Eliminations
Statement [Line Items]
Revenues	(146,296,647,000)	(162,939,061,000)	(188,657,380,000)
Cost of sales	(119,577,353,000)	(132,776,060,000)	(146,818,652,000)
Cost Of Sales	119,577,353,000	132,776,060,000	146,818,652,000
Administrative and selling expenses	(31,126,116,000)	(28,993,257,000)	(37,701,469,000)
Administrative and selling expenses	31,126,116,000	28,993,257,000	37,701,469,000
Other Operating Income	6,283,765,000	4,255,737,000	6,101,709,000
Other Operating Income	(6,283,765,000)	(4,255,737,000)	(6,101,709,000)
Other Operating Expenses	1,775,586,000	1,467,013,000	1,411,711,000
Impairment Of Property, Plant And Equipment And Intangible Assets	0	0	0
Operating Income	(101,357,000)	(3,958,468,000)	(8,827,257,000)
Other (expenses) Income (4)	(7,792,412,000)	12,610,154,000	23,670,076,000
Net (loss) income (loss) for the segment	(7,893,769,000)	8,651,686,000	14,842,819,000
Share In The Net Income For The Segment	0	0	0
Forest activity
Statement [Line Items]
Revenues	5,815,213,000	0	0
Cost of sales	(5,395,181,000)	0	0
Cost Of Sales	5,395,181,000	0	0
Administrative and selling expenses	(1,609,817,000)	0	0
Administrative and selling expenses	1,609,817,000	0	0
Other Operating Income	15,021,037,000	0	0
Other Operating Income	(15,021,037,000)	0	0
Other Operating Expenses	(3,928,976,000)	0	0
Impairment Of Property, Plant And Equipment And Intangible Assets	0	0	0
Operating Income	9,902,276,000	0	0
Other (expenses) Income (4)	(3,278,475,000)	0	0
Net (loss) income (loss) for the segment	6,623,801,000	0	0
Share In The Net Income For The Segment	$ 6,623,801,000	$ 0	$ 0